Certain Risks and Concentrations (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Certain Risks and Concentrations (Details) [Line Items]
Percentage of net revenue	10.00%	9.00%	10.00%	10.00%	10.00%
Percentage of accounts receivable			10.00%		10.00%
Percentage of cost of revenue		10.00%			10.00%
Percentage of accounts payable			10.00%		10.00%
Customer [Member]
Certain Risks and Concentrations (Details) [Line Items]
Percentage of net revenue	10.00%				10.00%
Percentage of accounts receivable					10.00%
Service Vendor [Member]
Certain Risks and Concentrations (Details) [Line Items]
Percentage of cost of revenue					10.00%
Percentage of accounts payable					10.00%